OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER CURRENT ASSETS, NET
Tax recoverable	¥ 1,612	$ 241	¥ 1,853
Deposits and others	2,128	317	2,053
Other Gross, Current	3,740	558	3,906
Allowance for doubtful accounts	(576)	(86)	(556)	$ (83)	¥ (99)
Total	¥ 3,164	$ 472	¥ 3,350